UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X]; Amendment Number:    1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Time Partners LLC
           -----------------------------------------------------
Address:   1750 Tysons Blvd, Suite 1550
           McLean, VA 22102
           -----------------------------------------------------

Form 13F File Number: 28-12705
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andreas Saviolakis
        -------------------------
Title:  CCO
        -------------------------
Phone:  703 885 8406
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Andreas Saviolakis                McLean, VA                  5/9/2008
----------------------        ----------------------         -------------------
     [Signature]                   [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          34
                                         -----------
Form 13F Information Table Value Total:     $45,023
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                              FORM 13F INFORMATION TABLE
                    				TITLE OF           VALUE    SHRS OR                    INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER       				CLASS   CUSIP    (X $1,000)  PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE      SHARED   NONE
ABB LTD SPONSORED ADR CMN			COM	000375204	4,750 	176,426 	SH		SOLE		0	176,426
AFLAC INCORPORATED CMN				COM	001055102	24 	365 		SH		SOLE		0	365
APPLE, INC. CMN					COM	037833100	72 	500 		SH		SOLE		0	500
BARR PHARMACEUTICALS, INC CMN			COM	068306109	49 	1,011 		SH		SOLE		0	1,011
BRISTOL-MYERS SQUIBB COMPANY CMN		COM	110122108	128 	6,010 		SH		SOLE		0	6,010
BROADCOM CORP CL-A CMN CLASS A			COM	111320107	50 	2,600 		SH		SOLE		0	2,600
CALAMOS ASSET MANAGEMENT, INC 			COM	12811R104	4,314 	265,007 	SH		SOLE		0	265,007
CB RICHARD ELLIS GROUP, INC. CMN 		COM	12497T101	3,638 	168,120 	SH		SOLE		0	168,120
CBRE REALTY FINANCE INC CMN			COM	12498B307	4,802 	1,191,504 	SH		SOLE		0	1,191,504
CEPHALON INC CMN				COM	156708109	2,911 	45,188 		SH		SOLE		0	45,188
CHEVRON CORPORATION CMN				COM	166764100	41 	480 		SH		SOLE		0	480
CIENA CORPORATION CMN				COM	171779309	35 	1,133 		SH		SOLE		0	1,133
CISCO SYSTEMS, INC. CMN				COM	17275R102	2,310 	95,913 		SH		SOLE		0	95,913
COSTCO WHOLESALE CORPORATION CMN		COM	22160K105	43 	660 		SH		SOLE		0	660
CVS CAREMARK CORPORATION CMN			COM	126650100	2,602 	64,227 		SH		SOLE		0	64,227
DELL INC CMN					COM	24702R101	49 	2,480 		SH		SOLE		0	2,480
EMC CORPORATION MASS CMN			COM	268648102	3,430 	239,193 	SH		SOLE		0	239,193
FAIRFAX FINANCIAL HLDGS LTD CMN			COM	303901102	30 	104 		SH		SOLE		0	104
FIRST MARBLEHEAD CORPORATION CMN		COM	320771108	37 	5,000 		SH		SOLE		0	5,000
FOSTER WHEELER LTD CMN				COM	G36535139	52 	920 		SH		SOLE		0	920
FREEPORT-MCMORAN COPPER & GOLD CMN		COM	35671D857	1,481 	15,390 		SH		SOLE		0	15,390
GENZYME CORP CMN				COM	372917104	28 	381 		SH		SOLE		0	381
GOLDMAN SACHS GROUP, INC.(THE) CMN		COM	38141G104	110 	665 		SH		SOLE		0	665
GOOGLE, INC. CMN CLASS A			COM	38259P508	40 	90 		SH		SOLE		0	90
LEVEL 3 COMMUNICATIONS, INC. CMN		COM	52729N100	11,250 	5,306,725 	SH		SOLE		0	5,306,725
MARKEL CORP CMN					COM	570535104	70 	160 		SH		SOLE		0	160
MEDICIS PHARMACEUTICAL CORP 			COM	584690309	59 	3,000 		SH		SOLE		0	3,000
PFIZER INC. CMN					COM	717081103	43 	2,040 		SH		SOLE		0	2,040
POLYCOM INC CMN					COM	73172K104	43 	1,916 		SH		SOLE		0	1,916
RESMED INC CMN					COM	761152107	71 	1,687 		SH		SOLE		0	3,000
SCHLUMBERGER LTD CMN				COM	806857108	42 	480 		SH		SOLE		0	480
SLM CORPORATION CMN				COM	78442P106	2,356 	153,486 	SH		SOLE		0	153,486
ST JUDE MEDICAL INC CMN				COM	790849103	26 	591 		SH		SOLE		0	591
UNITED PARCEL SERVICE, INC. 			COM	911312106	37 	509 		SH		SOLE		0	509


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